FINANCIAL INFORMATION OF PARENT COMPANY (Narrative) (Details)	12 Months Ended
Dec. 31, 2024
Foreign currency exchange rate weighted average translation rate	7.2993
Parent Company
Foreign currency exchange rate weighted average translation rate	7.2993